Stockholders’ Deficit (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Exceeds per share (in Dollars per share)	$ 12
Common stock, conversion basis	20%
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock voting rights	one
Common stock, shares issued	4,271,711	813,905
Common stock, shares outstanding	4,271,711	813,905
Shares subject to redemptions	1,251,156	1,627,158
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued	1	3,457,807
Common stock, shares outstanding	1	3,457,807
Issued and outstanding percentage		20.00%